Schedule of Gross Unrealized Losses and Fair Values of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment [Line Items]
Less than 12 months, Fair Value	$ 2,905	$ 527
Less than 12 months, Gross Unrealized Losses	(118)	(5)
12 months or more, Fair Value	141	66
12 months or more, Gross Unrealized Losses	(9)	(3)
Total, Fair Value	3,046	593
Total, Gross Unrealized Losses	(127)	(8)
Debt Securities | Tax-exempt municipal securities
Investment [Line Items]
Less than 12 months, Fair Value	693	233
Less than 12 months, Gross Unrealized Losses	(28)	(3)
12 months or more, Fair Value	57	27
12 months or more, Gross Unrealized Losses	(5)	(1)
Total, Fair Value	750	260
Total, Gross Unrealized Losses	(33)	(4)
Debt Securities | Residential Mortgage-Backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	6	0
Less than 12 months, Gross Unrealized Losses	0	0
12 months or more, Fair Value	1	4
12 months or more, Gross Unrealized Losses	0	(1)
Total, Fair Value	7	4
Total, Gross Unrealized Losses	0	(1)
Debt Securities | Commercial Mortgage-Backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	270	94
Less than 12 months, Gross Unrealized Losses	(8)	0
12 months or more, Fair Value	40	0
12 months or more, Gross Unrealized Losses	(1)	0
Total, Fair Value	310	94
Total, Gross Unrealized Losses	(9)	0
Debt Securities | Asset-backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	35	2
Less than 12 months, Gross Unrealized Losses	(1)	0
12 months or more, Fair Value	0	4
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	35	6
Total, Gross Unrealized Losses	(1)	0
Debt Securities | Corporate Debt Securities
Investment [Line Items]
Less than 12 months, Fair Value	594	104
Less than 12 months, Gross Unrealized Losses	(28)	(2)
12 months or more, Fair Value	17	4
12 months or more, Gross Unrealized Losses	(2)	0
Total, Fair Value	611	108
Total, Gross Unrealized Losses	(30)	(2)
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Investment [Line Items]
Less than 12 months, Fair Value	231	56
Less than 12 months, Gross Unrealized Losses	(6)	0
12 months or more, Fair Value	5	2
12 months or more, Gross Unrealized Losses	0	0
Total, Fair Value	236	58
Total, Gross Unrealized Losses	(6)	0
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Investment [Line Items]
Less than 12 months, Fair Value	1,076	38
Less than 12 months, Gross Unrealized Losses	(47)	0
12 months or more, Fair Value	21	25
12 months or more, Gross Unrealized Losses	(1)	(1)
Total, Fair Value	1,097	63
Total, Gross Unrealized Losses	$ (48)	$ (1)